Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss, Current	$ 2.2	$ 0.8
Other non-current assets, accumulated depreciation	2.1	1.9
Vessels and equipment, accumulated depreciation	210.0	201.7
Deferred drydock expenditure, accumulated amortization	$ 18.7	$ 18.4
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	225,000,000	225,000,000
Common stock, shares issued (in shares)	42,646,636	36,383,937
Common stock, shares outstanding (in shares)	40,626,583	34,363,884
Treasury stock repurchased (in shares)	2,020,053	2,020,053
Cumulative Series A redeemable Preferred Stock
Divided rate	8.50%